Intangible assets, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net
Amortization expense recognized	¥ 299	¥ 281	¥ 1,088	¥ 1,302	¥ 952